Accrued Expenses and Other Current Liabilities - Schedule of Accrued Liabilities (Detail) (Parentheticals) (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Accounts Payable and Other Liabilities Disclosure, Current [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		385,434	1,160,557	2,833,812
Restricted Stock [Member]
Schedule of Accounts Payable and Other Liabilities Disclosure, Current [Line Items]
Value of stock related to Restricted Stock Awards issued during the period		$ 1,578
Number of shares issued during the period related to restricted stock awards		141,864
APIC, share based payment arrangement, restricted stock unit, increase for cost recognition		$ 1,061
Restricted Stock [Member] | Accrued expenses and other current liabilities [Member]
Schedule of Accounts Payable and Other Liabilities Disclosure, Current [Line Items]
Workers compensation liability current		$ 517
Employee And Non Employee [Member] | Restricted Stock [Member]
Schedule of Accounts Payable and Other Liabilities Disclosure, Current [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	210,898